Subsidiaries - Summary of Significant Subsidiaries (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of significant subsidiaries [line items]
Equity contributed net of tax		$ 76
BHP Iron Ore (Jimblebar) Pty Ltd [member]
Disclosure of significant subsidiaries [line items]
Effective Group interest		92.50%
Proportion of ownership interest in subsidiary	[1]	85.00%	85.00%
Group's interest	[1]	85.00%	85.00%

[1]	The Group has an effective interest of 92.5 per cent in BHP Iron Ore (Jimblebar) Pty Ltd; however, by virtue of the shareholder agreement with ITOCHU Iron Ore Australia Pty Ltd and Mitsui & Co. Iron Ore Exploration & Mining Pty Ltd, the Group’s interest in the Jimblebar mining operation is 85 per cent, which is consistent with the other respective contractual arrangements at Western Australia Iron Ore.